UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2014 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-93.4%
Aerospace & Defense- 1.1%

DigitalGlobe, Inc.	BTL-B	Ba2	BBB-	3.75%	01/31/2020	$1,890,900	$1,894,444
Hamilton Sundstrand Corp.	BTL	B1	B+	4.00	12/13/2019	797,449	798,320
Transdigm Group, Inc.	BTL-C	Ba3	B	3.75	02/28/2020	1,992,253	1,995,987

							4,688,751

Airlines- 1.3%

American Airlines, Inc.	BTL	Ba2	BB-	3.75	06/27/2019	1,955,225	1,964,185
DAE Aviation Holdings, Inc.	2nd Lien	Caa2	CCC	7.75	08/05/2019	750,000	765,937
Delta Air Lines, Inc.	BTL	Ba1	BB+	3.50	04/20/2017	1,791,776	1,798,014
Delta Air Lines, Inc.	BTL-B1	Ba1	BB	3.50	10/18/2018	1,106,000	1,108,073

							5,636,209

Auto Components- 1.6%

Affinia Group	BTL-B2	B2	B	4.75-5.75	04/25/2020	1,191,000	1,195,823
August LuxUK Holding Co.	1st Lien	B1	B	5.00	04/27/2018	214,343	215,815
August LuxUK Holding Co.	2nd Lien	Caa1	B-	10.50	04/27/2019	565,000	581,949
August U.S. Holding Co., Inc.	1st Lien	B1	B	5.00	04/27/2018	164,884	166,016
August U.S. Holding Co., Inc.	2nd Lien	Caa1	B-	10.50	04/27/2019	185,000	190,550
Cooper Standard Holdings, Inc.	BTL	B1	BB-	4.00	04/04/2021	920,000	923,450
Federal Mogul Corp.	BTL-B	B1	B	2.10	12/27/2014	422,270	421,082
Federal Mogul Corp.	BTL-C	B1	B	2.10	12/27/2015	248,291	247,593
Goodyear Tire & Rubber Co.	2nd Lien	Ba1	BB	4.75	04/30/2019	500,000	502,807
TI Group Automotive Systems LLC	BTL-B	NR	NR	5.50	03/28/2019	603,900	608,996
Tower International, Inc.	BTL-B	B1	BB-	4.00	04/23/2020	779,122	779,122
UCI International, Inc.	BTL-B	Ba3	B	5.50	07/26/2017	1,179,947	1,189,534

							7,022,737

Automobiles- 1.2%

Casco Automotive Group, Inc.	BTL	B1	B+	6.25	11/14/2018	987,500	995,523
Chrysler Group LLC	BTL	Ba1	BB+	3.25	12/31/2018	2,220,000	2,213,460
Chrysler Group LLC	BTL-B	Ba1	BB+	3.50	05/24/2017	1,997,989	2,001,735

							5,210,718

Biotechnology- 0.7%

Ikaria, Inc.	BTL	B1	B-	5.00	02/12/2021	570,000	575,201
Ikaria, Inc.	2nd Lien	Caa1	CCC	8.75	01/17/2022	410,000	416,535
Medpace, Inc.	BTL	B2	B+	5.00	03/12/2021	1,940,000	1,949,700

							2,941,436

Building Products- 0.5%

Interline Brands, Inc.	BTL	B2	B	4.00	03/21/2021	2,320,000	2,322,900

Capital Markets- 3.2%

AlixPartners LLC	BTL-B2	B1	B+	4.00	07/10/2020	679,467	683,359
AlixPartners LLC	2nd Lien	Caa1	B-	9.00	07/09/2021	285,000	291,858
Guggenheim Partners LLC	BTL	NR	NR	4.25-5.50	07/22/2020	651,725	656,410
LPL Holdings, Inc.	BTL-B	Ba2	BB-	3.25	03/29/2019	1,001,504	1,001,347
Nine Entertainment Group, Ltd.	BTL-A	Ba2	BB-	3.25	02/05/2020	1,580,000	1,574,075
Nuveen Investments, Inc.	1st Lien	B2	B	4.15	05/13/2017	3,170,000	3,183,374
Nuveen Investments, Inc.	2nd Lien	Caa1	CCC	6.50	02/28/2019	3,800,000	3,817,575
Walter Investment Management Co.	Tranche B	B2	B+	4.75	12/19/2020	2,718,512	2,707,042

							13,915,040

Chemicals- 2.5%

Al Chem & Cy SCA	BTL-B	Ba3	B+	4.50	10/03/2019	499,892	503,017
Al Chem & Cy SCA	BTL-B1	Ba3	B+	4.50	10/03/2019	259,370	260,991
Al Chem & Cy SCA	2nd Lien	B3	B-	8.25	04/03/2020	770,000	793,100
CeramTec GmbH	BTL-B1	Ba3	B	4.25	08/30/2020	505,455	506,719
CeramTec GmbH	BTL-B2	Ba3	B	4.25	08/30/2020	50,068	50,193
CeramTec GmbH	BTL-B3	Ba3	B	4.25	08/30/2020	154,662	155,049
Chemtura Corp.	BTL	Ba1	BB+	3.50	08/27/2016	935,127	941,946
Huntsman International LLC(12)	BTL-B1	Ba2	BB+	4.25	10/15/2020	960,000	963,960
Ineos U.S. Finance LLC	BTL-B	Ba3	BB-	3.75	05/04/2018	1,511,698	1,506,344
MacDermid, Inc.	Tranche B	B1	BB-	4.00	06/07/2020	570,688	573,422
PQ Corp.	1st Lien	NR	NR	4.00	08/07/2017	627,063	623,610
Tronox, Inc.	BTL-B	Ba2	BBB-	4.50	03/19/2020	813,850	819,898
U.S. Coatings Acquisition, Inc.	BTL-B	B1	B+	4.00	02/01/2020	630,238	631,926
Univar, Inc.	BTL-B	B2	B+	5.00	06/30/2017	2,496,182	2,492,615

							10,822,790

Commercial Services & Supplies- 5.2%

ADS Waste Holdings, Inc.	BTL	B1	B+	3.75	10/09/2019	1,505,938	1,505,820
ARG IH Corp.	BTL-B	B3	B	5.00	11/15/2020	1,416,450	1,428,844
ATI Schools(5)(6)(9)(10)(11)(18)	BTL-B	Ba3	NR	12.25	12/30/2014	1,184,859	0
ATI Schools(5)(6)(8)(10)(11)(18)	BTL	NR	NR	13.25	06/30/2012	266,663	0
ATI Schools(5)(6)(8)(10)(11)(18)	BTL	NR	NR	13.25	06/30/2012	16,473	0
Audio Visual Services Group, Inc.	BTL-B	B1	B+	4.50	01/24/2021	1,985,000	1,999,888
AWAS Aviation Capital, Ltd.	BTL	Ba2	BBB	3.50	07/16/2018	622,673	624,230
Brand Energy and Infrastructure Services, Inc.	BTL-B	B1	B	4.75	11/26/2020	4,386,545	4,409,505
Brickman Group Holdings, Inc.	2nd Lien	Caa1	CCC+	7.50	12/18/2021	1,340,000	1,372,160
Brickman Group Holdings, Inc.	BTL	B1	B	4.00-5.25	12/18/2020	812,963	815,721
Fly Funding II SARL	BTL	Ba3	BBB-	4.50	08/06/2019	1,464,277	1,481,666
Pacific Industrial Service, Inc.	1st Lien	B1	B	5.00	10/02/2018	1,069,625	1,086,338
Pacific Industrial Service, Inc.	2nd Lien	B3	CCC+	8.75	04/02/2019	1,000,000	1,026,875

Peak 10, Inc.	BTL-B	B2	B	8.25	10/25/2018	627,063	632,354
Quebecor Media, Inc.	1st Lien	B1	BB-	3.25	08/17/2020	1,031,054	1,023,321
Star West Generation LLC	BTL-B	Ba3	BB-	4.25	03/13/2020	1,044,450	1,048,041
ValleyCrest Cos.	1st Lien	B3	B	5.50	06/13/2019	1,311,539	1,324,654
WCA Waste Systems, Inc.	BTL	B1	B+	4.00	03/23/2018	1,670,900	1,675,913
West Corp.	BTL-B10	Ba3	BB	3.25	06/30/2018	1,101,835	1,097,101

							22,552,431

Communications Equipment- 2.7%

Alcatel-Lucent SA	BTL-C	B1	B+	4.50	01/30/2019	8,206,809	8,259,570
ARRIS Group, Inc.	BTL-B	Ba3	BB-	3.50	04/17/2020	1,417,059	1,412,631
Sorenson Communications, Inc.	BTL-C	B3	CC	11.50	10/31/2014	2,198,363	2,209,354

							11,881,555

Computers & Peripherals- 0.2%

CDW Corp.	BTL	Ba3	BB-	3.25	04/29/2020	884,794	878,490

Construction Materials- 0.5%

Quikrete Companies, Inc.	2nd Lien	B1	B+	4.00	09/26/2020	1,606,925	1,612,750
Quikrete Companies, Inc.	1st Lien	B3	B-	7.00	03/26/2021	640,000	657,596

							2,270,346

Consumer Finance- 0.4%

Ocwen Financial Corp.	BTL	B1	B+	5.00	02/15/2018	1,742,400	1,752,549

Containers & Packaging- 0.4%

Ardagh Packaging Finance PLC	BTL	Ba3	B+	4.00	12/17/2019	660,000	662,269
Ardagh Packaging Finance PLC	BTL-B	Ba3	B+	4.25	12/17/2019	708,225	711,913
TricorBraun, Inc.	BTL-B	B1	B+	4.00	05/03/2018	523,073	525,525

							1,899,707

Distributors- 0.3%

ABC Supply Co., Inc.	BTL-B	B1	BB+	3.50	04/16/2020	1,348,225	1,347,804

Diversified Consumer Services- 0.7%
Bright Horizons Family Solutions, Inc.	BTL-B	B1	B+	4.00-5.25	01/30/2020	1,145,500	1,149,974
ServiceMaster Co.	BTL	B1	B	4.41	01/31/2017	1,069,557	1,073,401
Weight Watchers International, Inc.	BTL-F	B1	BB-	4.00	04/02/2020	968,330	753,482

							2,976,857

Diversified Financial Services- 2.8%

BLB Management Services, Inc.	BTL-B	B1	BB-	5.25	11/10/2018	598,950	605,314
ION Trading Technologies, Ltd.	1st Lien	B2	B+	4.50	05/22/2020	960,938	966,043
ION Trading Technologies, Ltd.	2nd Lien	Caa2	CCC+	8.25	05/22/2021	950,000	963,656
Ipreo Holdings LLC	BTL-B4	B1	BB-	5.00	08/05/2017	1,883,898	1,902,737
Opal Acquisition, Inc.	BTL-B	B1	B	5.00	11/27/2020	2,778,038	2,792,361
Santander Asset Management	BTL	Ba2	BB	4.25	12/17/2020	3,187,012	3,194,980
TransUnion LLC	BTL	Ba3	B+	4.00	03/17/2021	1,017,927	1,020,790
TransUnion LLC	BTL	Ba2	BB-	4.25	02/08/2019	800,854	803,608

							12,249,489

Diversified Telecommunication Services- 1.6%

Altice Financing SA	BTL	B1	BB-	5.50	07/15/2019	2,957,588	3,025,059
Level 3 Financing, Inc.	BTL-B2	Ba3	BB-	4.00	08/01/2019	1,425,000	1,429,750
Level 3 Financing, Inc.	Tranche B	Ba3	BB-	4.00	01/15/2020	1,226,000	1,229,831
XO Communications, Inc.	BTL	B2	BB-	4.25	03/17/2021	1,155,000	1,164,746

							6,849,386

Electrical Equipment- 0.2%

WireCo WorldGroup, Inc.	BTL-B	Ba2	B+	6.00	02/15/2017	669,800	676,079

Electronic Equipment, Instruments & Components- 0.4%

Minimax GmbH & Co. KG	BTL-B	B2	B	4.50	08/14/2020	1,547,225	1,566,565

Energy Equipment & Services- 2.2%

EMG Utica LLC	BTL	B2	B	4.75	03/27/2020	690,000	693,019
Pacific Drilling SA	BTL-B	B1	B+	4.50	06/04/2018	828,738	833,192
Pinnacle Holdco SARL	BTL	B1	B+	4.75	07/24/2019	1,649,927	1,657,146
Pinnacle Holdco SARL	2nd Lien	Caa1	CCC+	10.50	07/24/2020	1,931,000	1,964,793
Seadrill Partners Finco LLC	BTL-B	Ba3	BB-	4.00	02/21/2021	2,977,538	2,974,081
Shelf Drilling Midco, Ltd.	BTL	B2	B-	10.00	10/08/2018	1,240,000	1,271,000

							9,393,231

Food & Staples Retailing- 3.3%

AdvancePierre Foods, Inc.	BTL-B1	B1	B	5.75	07/10/2017	1,422,000	1,428,656
BJ’s Wholesale Club, Inc.	1st Lien	B3	B-	4.50	09/26/2019	2,794,830	2,808,971
Rite Aid Corp.	BTL-B6	NR	BB-	3.50	02/21/2020	1,121,525	1,121,876
Rite Aid Corp.	BTL	B2	B	4.88	06/21/2021	2,230,000	2,267,167
Rite Aid Corp.	2nd Lien	B2	B	5.75	08/21/2020	1,055,000	1,081,639
Roundy’s Supermarkets	BTL-B	B1	B	5.75	03/03/2021	1,260,000	1,264,987
Sprouts Farmers Market LLC	BTL-B	Ba3	BB-	4.00	04/23/2020	762,145	763,336
Supervalu, Inc.	BTL-B	B1	B+	4.50	03/21/2019	1,227,397	1,230,946
U.S. Foodservice	BTL	B2	B-	4.50	03/29/2019	2,209,308	2,224,221

							14,191,799

Food Products- 2.5%

Arysta LifeScience Corp.	BTL	B1	B	4.50	05/30/2020	855,000	859,275
Del Monte Foods Co.	BTL	B2	B+	4.25	02/18/2021	1,095,000	1,096,090
Dole Food Co., Inc.	BTL	B2	B-	4.50-5.75	11/01/2018	1,062,338	1,068,446
H.J. Heinz Co.	BTL-B2	Ba2	BB	3.50	06/05/2020	2,285,225	2,300,794
Hostess Brands, Inc.	BTL-B	NR	B-	6.75	04/09/2020	1,095,000	1,140,169
JBS USA LLC	BTL-B	Ba2	BB	3.75	09/18/2020	1,039,775	1,038,631
Michael Foods, Inc.	BTL-B	Ba3	B+	4.25	02/25/2018	1,871,095	1,878,697
Pinnacle Operating Corp.	BTL-B2	B1	B	4.75	11/15/2018	1,418,472	1,423,791

							10,805,893

Gas Utilities- 0.3%

EP Energy LLC	BTL-B3	Ba3	B+	3.50	05/24/2018	670,000	671,361
NGPL PipeCo LLC	BTL-B	B3	B-	6.75	09/15/2017	672,302	659,137

							1,330,498

Health Care Equipment & Supplies- 1.2%

Biomet, Inc.	BTL-B2	B1	BB-	3.73	07/25/2017	969,740	972,097
Catalent Pharma Solutions, Inc.	BTL	Ba3	BB-	3.65	09/15/2016	1,865,825	1,875,621
Catalent Pharma Solutions, Inc.	BTL	Caa1	B	6.50	12/29/2017	720,000	730,200
Immucor, Inc.	BTL-B2	B1	BB-	5.00	08/17/2018	1,840,794	1,852,299

							5,430,217

Health Care Providers & Services- 4.0%

American Renal Holdings, Inc.	1st Lien	Ba3	B	4.50	09/22/2019	2,103,750	2,107,695
American Renal Holdings, Inc.	2nd Lien	Caa1	CCC+	8.50	02/14/2020	1,880,000	1,891,750
CHS/Community Health Systems, Inc.	BTL-D	Ba2	BB	4.25	01/22/2021	2,852,850	2,880,477
DaVita, Inc.	BTL-B2	Ba2	BB-	4.00	11/01/2019	1,209,688	1,218,544
DaVita, Inc.	BTL-B	Ba2	BB-	4.50	10/20/2016	1,688,288	1,700,097
Multiplan, Inc.	BTL	B1	B	4.00	03/06/2021	1,250,000	1,250,976
Sheridan Holdings, Inc.	BTL	B1	B	4.50	06/29/2018	2,003,036	2,020,563
Sheridan Holdings, Inc.	2nd Lien	Caa1	CCC+	8.25	12/18/2021	1,220,000	1,256,600
U.S. Renal Care, Inc.	1st Lien	Ba3	NR	4.25	07/03/2019	1,336,690	1,337,526
U.S. Renal Care, Inc.	BTL	Ba3	NR	8.50	07/03/2020	1,240,000	1,260,150
U.S. Renal Care, Inc.	2nd Lien	Caa1	CCC+	10.25	12/27/2019	666,000	680,985

							17,605,363

Health Care Technology- 0.4%
IMS Health, Inc.	BTL-B	Ba3	BB-	3.75	03/17/2021	1,803,775	1,802,929

Hotels, Restaurants & Leisure- 5.2%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	5.00-5.25	04/22/2016	1,549,777	1,566,729
Bally Technologies, Inc.	BTL-B	Ba3	BB	4.25	11/25/2020	1,537,275	1,546,393
Caesars Entertainment Operating Co., Inc.	BTL-B2	Caa1	B-	4.49	01/28/2018	3,193,554	2,980,483
California Pizza Kitchen, Inc.	BTL	WR	B	5.25-6.50	03/29/2018	1,488,750	1,420,516
CityCenter Holdings LLC	BTL-B	B3	B+	5.00	10/16/2020	2,618,438	2,643,258
Four Seasons Holdings, Inc.	1st Lien	B1	BB-	3.50	06/27/2020	766,150	769,981
Four Seasons Holdings, Inc.	2nd Lien	Caa1	B-	6.25	12/24/2020	835,000	850,656

Hilton Worldwide Finance LLC	BTL-B2	Ba3	BB	3.75	10/26/2020	3,156,930	3,166,401
La Quinta Intermediate Holdings LLC	BTL-B	B1	BB-	4.00	02/19/2021	1,705,000	1,707,931
MGM Resorts International	BTL-B	Ba2	BB	3.50	12/20/2019	1,008,631	1,008,421
Station Casinos, Inc.	BTL-B	B1	B	4.25	03/02/2020	2,791,800	2,802,269
Town Sports International Holdings, Inc.	BTL	B1	B+	4.50	11/15/2020	2,374,050	2,351,793

							22,814,831

Household Durables- 0.6%

Apex Tool Group LLC	BTL-B	B2	B	4.50	02/01/2020	598,950	594,458
Tempur-Pedic International, Inc.	BTL-B	Ba3	BB	3.50	03/18/2020	747,530	747,597
Wilsonart International Holdings LLC	BTL	B2	B+	4.00	10/31/2019	1,086,251	1,084,893

							2,426,948

Household Products- 0.1%

Reynolds Group Holdings, Inc.	Tranch E	B1	B+	4.00	12/01/2018	466,742	469,040

Industrial Conglomerates- 2.2%

American Rock Salt Co. LLC	BTL-B	B3	B	4.75	04/25/2017	3,851,973	3,898,516
Filtration Group Corp.	1st Lien	B1	B+	4.50	11/21/2020	653,363	659,079
Filtration Group Corp.	2nd Lien	Caa1	B-	8.25	11/22/2021	790,000	811,231
Harland Clarke Holdings Corp.	Tranche B3	B1	B+	6.00	08/04/2019	705,563	702,105
Sequa Corp.	BTL-B	B2	B	5.25	06/19/2017	866,033	849,254
UTEX Industries, Inc.	1st Lien	B2	B	4.50	04/10/2020	540,913	543,392
UTEX Industries, Inc.	2nd Lien	Caa2	CCC+	8.75	04/10/2021	2,000,000	2,030,000

							9,493,577

Industrial Power Producers & Energy Traders- 1.0%

Calpine Corp.	BTL-B	B1	BB-	4.00	04/01/2018	1,057,288	1,062,354
Calpine Corp.	BTL	B1	BB-	4.00	10/09/2019	1,522,810	1,529,472
Dynegy Holdings, Inc.	BTL-B2	B1	BB-	4.00	04/23/2020	766,515	770,485
EFS Cogen Holdings I LLC	BTL-B	Ba1	BB+	3.75	12/17/2020	974,503	980,899

							4,343,210

Insurance- 3.1%

Asurion Corp.	1st Lien	Ba3	B	5.00	05/24/2019	3,784,976	3,798,908
Asurion Corp.	BTL	B3	CCC+	8.50	03/03/2021	3,450,000	3,570,032
Compass Investments, Inc.	BTL	B1	NR	4.25	12/27/2019	1,027,039	1,032,174
Cooper, Gay, Swett & Crawford, Ltd.	1st Lien	B2	B	5.00	04/16/2020	903,175	897,530
Cooper, Gay, Swett & Crawford, Ltd.	2nd Lien	Caa2	CCC+	8.25	10/16/2020	1,430,000	1,397,825
Hub International, Ltd.	BTL	B1	B	4.75	10/02/2020	1,572,100	1,578,978
National Financial Partners Corp.	BTL-B	B2	B	5.25	06/24/2020	1,071,914	1,082,633

							13,358,080

Internet & Catalog Retail- 0.7%

Acosta, Inc.	BTL	B1	B+	4.25	03/03/2018	1,571,668	1,583,210
Lands’ End, Inc.	BTL-B	B1	B+	4.25	01/31/2021	1,575,000	1,575,246

							3,158,456

Internet Software & Services- 0.8%

Dealertrack Technologies, Inc.	BTL-B	Ba2	BB-	3.50	02/24/2021	1,675,000	1,684,770
Web.com Group, Inc.	BTL-B	Ba3	BB	4.50	10/27/2017	488,962	495,074
Zayo Group LLC	BTL-B	B1	B	4.00	07/02/2019	1,450,093	1,452,963

							3,632,807

IT Services- 2.8%

Ceridian Corp.	BTL	B1	B-	4.40	05/09/2017	1,037,798	1,044,024
Evertec, Inc.	BTL-B	B1	BB-	3.50	04/17/2020	605,425	601,515
First Data Corp.	BTL-B	B1	B+	4.15	03/23/2018	6,218,681	6,242,536
First Data Corp.	BTL-1	B1	B+	4.15	09/24/2018	2,170,000	2,178,363
MoneyGram International, Inc.	BTL-B	B1	BB-	4.25	03/27/2020	1,594,769	1,600,749
TransFirst Holdings, Inc.	2nd Lien	Caa1	CCC+	7.50	06/27/2018	750,000	760,625

							12,427,812

Leisure Equipment & Products- 0.6%

SRAM LLC	BTL-B	B1	BB-	4.00-5.25	04/10/2020	2,591,335	2,583,237

Life Sciences Tools & Services- 0.4%

Pharmaceutical Product Development, Inc.	BTL-B	Ba3	B+	4.00	12/05/2018	1,677,614	1,684,605

Machinery- 3.0%

Alliance Laundry Systems LLC	BTL	B2	B	4.25	12/10/2018	735,743	739,115
Gardner Denver, Inc.	BTL	B1	B	4.25	07/30/2020	1,358,175	1,359,279
Harbor Freight Tools USA, Inc.	BTL-B	B1	B+	4.75	07/26/2019	1,025,801	1,037,502
Navistar International Corp.	BTL-B	Ba3	B	5.75	08/17/2017	645,188	654,865
Paladin Brands Holding, Inc.	BTL	B2	B+	6.75-7.75	08/16/2019	1,950,313	1,961,283
Pro Mach, Inc.	BTL-B	B2	B+	4.50	07/06/2017	1,461,464	1,468,771
Rexnord Corp.	BTL-B	B2	BB-	4.00	08/21/2020	5,924,128	5,941,699

							13,162,514

Media- 6.6%

Advantage Sales & Marketing LLC	BTL	B1	B+	4.25	12/18/2017	1,137,129	1,143,525
Delta 2 (Lux) SARL	BTL-B	B1	B+	4.50	04/30/2019	2,450,312	2,475,908
Getty Images, Inc.	BTL-B	B2	B	4.75	10/18/2019	2,883,525	2,772,691
Hicks Sports Group†(7)(8)	BTL-B	NR	NR	6.75	12/22/2011	1,101,919	190,081
Hoyts Cinemas Group	1st Lien	B1	B+	4.00	05/30/2020	421,813	422,472
Hoyts Cinemas Group	2nd Lien	B3	CCC+	8.25	11/20/2020	450,000	461,813
Interactive Data Corp.	BTL-B2	Ba3	BB-	3.75	02/11/2018	2,229,521	2,233,144
ION Media Networks, Inc.	BTL	B1	B+	5.00	12/18/2020	1,875,300	1,898,741
LIN Television Corp.	BTL-B	Ba2	BB+	4.00	12/21/2018	713,592	717,713
Media General, Inc.	BTL-B	B1	BB-	4.25	07/31/2020	931,638	940,949
Mediacom LLC	BTL-E	Ba3	BB+	4.50	10/23/2017	895,997	899,536
Salem Communications Corp.	BTL-B	B2	B	4.50	03/16/2020	876,633	881,006
Tribune Co.	BTL	Ba3	BB+	4.00	12/27/2020	5,376,525	5,384,590
Truven Health Analytics, Inc.	BTL-B	Ba3	B+	4.50	06/06/2019	309,511	307,190
Univision Communications, Inc.	BTL-C4	B2	B+	4.00	03/01/2020	5,683,682	5,689,013
Visant Corp.	BTL	B1	B+	5.25	12/22/2016	1,346,665	1,338,810
WideOpenWest Finance LLC	BTL-B	Ba3	B	4.75	04/01/2019	918,708	922,317

							28,679,499

Metals & Mining- 3.0%

Ameriforge Group, Inc.	BTL	B1	B+	5.00	12/19/2019	1,757,506	1,770,687
Crosby Worldwide, Ltd.	1st Lien	B1	B	4.00	11/18/2020	4,508,700	4,503,064
Doncasters U.S. Finance LLC	BTL-B	B2	B	5.50	04/05/2020	1,618,650	1,633,825
Fortescue Metals Group, Ltd.	BTL	Baa3	BBB-	4.25	06/30/2019	4,220,243	4,257,828
Novelis, Inc.	BTL-B	Ba2	BB-	3.75	03/10/2017	1,143,025	1,145,026

							13,310,430

Multi Utilities- 1.3%

La Frontera Generation LLC	BTL-B	B1	BB-	4.50	09/30/2020	1,779,414	1,783,640
Texas Competitive Electric Holdings Co. LLC(17)	BTL	Caa3	CCC-	4.74	10/10/2017	5,174,956	3,745,374

							5,529,014

Multiline Retail- 1.1%

99 Cents Only Store	BTL-B	B2	B+	4.50	01/11/2019	1,188,731	1,199,721
Neiman Marcus Group, Inc.	BTL-B	B2	B	4.25	10/25/2020	3,628,313	3,646,737

							4,846,458

Oil, Gas & Consumable Fuels- 4.3%

Arch Coal, Inc.	BTL	B1	B+	6.25	05/16/2018	3,509,608	3,466,836
Endeavour International Holding BV	Tranche A	NR	NR	8.25	11/30/2017	1,005,000	993,275
Endeavour International Holding BV	Tranche B	NR	NR	8.25	11/30/2017	719,114	710,725
Philadelphia Energy Solutions LLC	BTL-B	B1	BB-	6.25	04/04/2018	945,450	846,178
Power Buyer LLC	BTL	B2	B	4.25	05/06/2020	1,005,733	1,003,219
Power Buyer LLC(13)	Delayed Draw	B2	B	4.25	05/06/2020	125,400	125,087
Power Buyer LLC	2nd Lien	Caa2	CCC+	8.25	11/06/2020	1,670,000	1,657,475
Samson Investment Co.	2nd Lien	B1	B-	5.00	09/25/2018	1,500,000	1,515,563
Sandy Creek Energy Associates	BTL-B	Ba3	BB-	5.00	11/08/2020	3,366,563	3,374,279
Templar Energy LLC	2nd Lien	B3	B-	8.00	11/25/2020	1,825,000	1,844,391
Western Refining LP	BTL-B	B1	BB-	4.25	11/12/2020	3,172,050	3,206,413

							18,743,441

Paper & Forest Products- 0.3%

Exopack LLC(14)	BTL	B1	B	5.25	05/08/2019	1,401,488	1,422,510

Pharmaceuticals- 2.3%

Alkermes, Inc.	BTL-B	Ba3	BB+	3.50	09/18/2019	1,003,391	1,006,735
Grifols Worldwide Operations, Ltd.	BTL-B	Ba1	BB	3.15	02/27/2021	1,115,000	1,115,697
PharMEDium Healthcare Corp.	1st Lien	B1	B	4.25	01/28/2021	295,000	295,922
PharMEDium Healthcare Corp.	2nd Lien	Caa2	CCC+	7.75	01/28/2022	770,000	781,550
PRA Holdings, Inc.	1st Lien	NR	NR	4.50	09/23/2020	2,422,825	2,424,642
Salix Pharmaceuticals, Ltd.	BTL	Ba1	BB	4.25	01/02/2020	2,760,063	2,788,527
Valeant Pharmaceuticals International, Inc.	BTL-E	Ba1	BB	3.75	08/05/2020	1,756,146	1,766,661

							10,179,734

Pooled Vehicle- 0.5%

Bombardier Recreational Products, Inc.	1st Lien	B1	B+	4.00	01/30/2019	1,961,143	1,965,228

Professional Services- 1.8%

Nexeo Solutions LLC	BTL-B1	B2	B+	5.00	09/08/2017	1,491,271	1,494,999
Nexeo Solutions LLC	BTL-B2	B2	B+	5.00	09/08/2017	655,025	656,253
Sedgwick CMS Holdings, Inc.	1st Lien	B1	B	3.75	03/01/2021	3,105,000	3,077,831
Sedgwick CMS Holdings, Inc.	2nd Lien	Caa2	CCC+	6.75	02/28/2022	2,565,000	2,560,191

							7,789,274

Real Estate Investment Trusts- 0.4%

Capital Automotive LP	BTL-B	Ba2	BB-	4.00	04/10/2019	761,013	764,818
Capital Automotive LP	2nd Lien	B1	B-	6.00	04/30/2020	1,090,000	1,126,106

							1,890,924

Real Estate Management & Development- 0.4%

Realogy Corp.	CLTL	Ba3	BB	0.02	10/10/2016	185,866	185,983
Realogy Corp.	BTL	Ba3	BB	3.75	03/05/2020	1,580,657	1,590,537

							1,776,520

Road & Rail- 0.3%

Swift Transportation Co., Inc.	BTL-B	Ba1	NR	4.00	12/21/2017	1,357,270	1,371,521

Semiconductors & Semiconductor Equipment- 1.5%

Entegris, Inc.	BTL-B	Ba3	BB+	3.50	02/04/2021	1,110,000	1,110,000
Freescale Semiconductor, Inc.	BTL-B4	B1	B	4.25	03/01/2020	5,616,061	5,641,215

							6,751,215

Software- 4.6%

Activision Blizzard, Inc.	BTL-B	Baa3	BBB	3.25	10/12/2020	1,695,000	1,697,378
Attachmate Corp.	BTL	B1	BB-	7.25	11/22/2017	606,951	612,262
Eagle Parent, Inc.	BTL-B2	Ba3	B+	4.00	05/16/2018	2,735,273	2,747,240
Hyland Software, Inc.	BTL	B2	B	4.75	02/19/2021	2,571,650	2,600,046
Infor (US), Inc.	BTL-B3	Ba3	B+	3.75	06/03/2020	208,943	208,551
Kronos, Inc.	BTL-C	B1	B-	4.50	10/30/2019	3,638,883	3,674,704
Kronos, Inc.	2nd Lien	Caa2	CCC	9.75	04/30/2020	2,680,463	2,783,213
Lawson Software, Inc.	BTL-B5	Ba3	B+	3.75	06/03/2020	981,678	980,206
Magic Newco LLC	BTL	B1	B+	5.00	12/12/2018	2,109,455	2,133,515
RP Crown Parent LLC	BTL	B2	B+	6.00	12/21/2018	752,414	751,356
Verint Systems, Inc.	Transhe B	B1	BB-	3.50	09/06/2019	2,000,000	2,002,250

							20,190,721

Specialty Retail- 1.7%

J Crew Operating Corp.	BTL-B1	B1	B	4.00	03/05/2021	1,794,250	1,792,849
Michaels Stores, Inc.	BTL-B2	Ba3	BB-	3.75	01/28/2020	1,560,195	1,564,514
Party City Holdings, Inc.	BTL	B2	B	4.00	07/27/2019	2,548,160	2,554,836
Serta Simmons Holdings LLC	BTL-B	B1	B+	4.25	10/01/2019	1,468,943	1,476,151

							7,388,350

Wireless Telecommunication Services- 1.4%

Crown Castle International Corp.	BTL-B	Ba2	BBB-	3.25	01/31/2021	987,424	985,511
Intelsat Jackson Holdings, Ltd.	BTL-B2	Ba3	BB	3.75	06/30/2019	1,915,416	1,922,589
LTS Buyer LLC	1st Lien	B1	B	4.00	04/11/2020	789,038	789,531
LTS Buyer LLC	2nd Lien	Caa1	CCC+	8.00	04/12/2021	271,975	277,188
Syniverse Technologies, Inc.	BTL-B	B1	BB-	4.00	04/23/2019	2,203,761	2,209,271

							6,184,090

Total Loans (cost $406,392,301)							407,595,815

U.S. CORPORATE BONDS & NOTES- 3.8%
Communications Equipment- 0.3%

Alcatel-Lucent USA, Inc.*	Company Guar. Notes	B3	CCC+	6.75	11/15/2020	890,000	941,175

Gas Utilities- 0.3%

EP Energy LLC	Senior Notes	B2	B	9.38	05/01/2020	1,258,000	1,454,563

Health Care Providers & Services- 1.0%

CHS/Community Health Systems, Inc.*	Company Guar. Notes	B3	B-	6.88	02/01/2022	620,000	647,900
MPH Acquisition Holdings LLC*	Senior Notes	Caa1	CCC+	6.63	04/01/2022	285,000	292,481
Tenet Healthcare Corp.*	Senior Sec. Notes	Ba3	B+	6.00	10/01/2020	1,015,000	1,086,050
Tenet Healthcare Corp.	Senior Notes	B3	CCC+	8.13	04/01/2022	1,235,000	1,380,113
WellCare Health Plans, Inc.	Senior Notes	Ba2	BB	5.75	11/15/2020	950,000	997,500

							4,404,044

IT Services- 0.4%

First Data Corp.*	Senior Sec. Notes	B1	B+	7.38	06/15/2019	1,635,000	1,757,625

Media- 0.4%

Gray Television, Inc.	Company Guar. Notes	Caa1	B+	7.50	10/01/2020	1,435,000	1,556,975

Oil, Gas & Consumable Fuels- 0.2%

Rosetta Resources, Inc.	Company Guar. Notes	B2	BB-	5.88	06/01/2022	975,000	996,938

Pharmaceuticals- 0.2%

Salix Pharmaceuticals, Ltd.*	Company Guar. Notes	B2	B	6.00	01/15/2021	635,000	677,863

Real Estate Management & Development- 0.1%

Kennedy-Wilson, Inc.	Company Guar. Notes	B2	BB-	5.88	04/01/2024	575,000	575,000

Semiconductors & Semiconductor Equipment- 0.2%

Freescale Semiconductor, Inc.*	Senior Sec. Notes	B1	B	6.00	01/15/2022	1,015,000	1,077,169

Specialty Retail- 0.1%

Party City Holdings, Inc.	Company Guar. Notes	Caa1	CCC+	8.88	08/01/2020	540,000	601,425

Wireless Telecommunication Services- 0.6%

Sprint Corp.*	Company Guar. Notes	B1	BB-	7.13	09/15/2021	1,480,000	1,613,200
T Mobile USA, Inc.	Company Guar. Notes	Ba3	BB	6.13	04/28/2019	1,000,000	1,070,000

							2,683,200

Total U.S. Corporate Bonds & Notes (cost $15,587,798)							16,725,977

FOREIGN CORPORATE BONDS & NOTES- 2.0%
Chemicals- 0.1%

Ineos Group Holdings SA*	Company Guar. Notes	B3	B-	5.88	02/15/2019	515,000	525,944

Diversified Telecommunication Services- 0.7%

Altice Financing SA*	Company Guar. Notes	B1	BB-	6.50	01/15/2022	1,910,000	2,015,050
Wind Acquisition Finance SA*	Senior Sec. Notes	Ba3	BB	6.50	04/30/2020	915,000	995,063

							3,010,113

Energy Equipment & Services- 0.2%

Shelf Drilling Holdings, Ltd.*	Senior Sec. Notes	B1	B+	8.63	11/01/2018	695,000	752,338

Media- 0.2%

Columbus International, Inc.*	Company Guar. Notes	B2	B	7.38	03/30/2021	800,000	823,000

Metals & Mining- 0.2%

AuRico Gold, Inc.*	Sec. Notes	B3	B	7.75	04/01/2020	715,000	709,638

Oil, Gas & Consumable Fuels- 0.3%

Tullow Oil PLC*	Company Guar. Notes	B1	BB-	6.00	11/01/2020	1,300,000	1,319,500

Wireless Telecommunication Services- 0.3%

Intelsat Luxembourg SA*	Company Guar. Notes	Caa2	B-	7.75	06/01/2021	1,365,000	1,436,663

Total Foreign Corporate Bonds & Notes (cost $8,190,203)							8,577,196

COMMON STOCK- 0.1%
Diversified Financial Services- 0.1%

BLB Management Services, Inc.						5,141	152,945

Media- 0.0%

Berry Co. LLC†(5)(6)						1,136	37,397

Total Common Stock (cost $704,457)							190,342

PREFERRED SECURITIES- 0.0%
Commercial Services & Supplies- 0.0%

Ancora Holdings LLC
6.00%(5)(6)
(cost $0)						56	0

MEMBERSHIP INTEREST- 0.0%
Media- 0.0%

NextMedia Operating, Inc.†(5)(6)						7,916	24,856
VSS-AHC Holdings LLC†(5)(6)						12,608	23,829

Total Membership Interest (cost $1,281,534)							48,685

WARRANTS- 0.0%
Commercial Services & Supplies- 0.0%

Ancora Holdings LLC
Expires 08/12/2020
(Strike Price $1.90)†(5)(6)
(cost $0)						3	0

Total Long-Term Investment Securities (cost $432,156,293)							433,138,015

SHORT-TERM INVESTMENT SECURITIES- 1.6%
Registered Investment Companies- 1.6%

SSgA Money Market Fund
(cost $6,871,965)						6,871,965	6,871,965

REPURCHASE AGREEMENTS- 0.1%

Bank of America Securities LLC Joint Repurchase Agreement(15)						125,000	125,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)						165,000	165,000
BNP Paribas SA Joint Repurchase Agreement(15)						95,000	95,000
Deutsche Bank AG Joint Repurchase Agreement(15)						95,000	95,000
UBS Securities LLC Joint Repurchase Agreement(15)						125,000	125,000

Total Repurchase Agreements (cost $605,000)							605,000

TOTAL INVESTMENTS- 101.0%
(cost $439,633,258)(16)	440,614,980
Liabilities in excess of other assets— (1.0)%	(4,151,956)

NET ASSETS- 100.0%	$436,463,024

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
NR	Security is not rated.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $16,670,659, representing 3.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2014.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 66 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At March 31, 2014, the aggregate value of these securities was $86,082, representing 0.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Loan is in default of interest and did not pay principal at maturity.
(9)	Loan is in default of interest.
(10)	PIK (“Payment-In-Kind”) security. Income may be paid in additional loans or cash at the discretion of the issuer.
(11)	Security currently paying interest in the form of additional loans.
(12)	As of March 31, 2014, the loan has not settled and as a result, the interest rate is estimated based on information available.
(13)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.
(14)	Loan was purchased through a participation agreement.
(15)	See Note 3 for details of the Joint Repurchase Agreement.
(16)	See Note 4 for cost of investments on a tax basis.
(17)	Subsequent to March 31, 2014, company has filed for Chapter 11 bankruptcy protection.
(18)	Company has filed for Chapter 7 bankruptcy.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Loans:
Commercial Services & Supplies	$—	$22,552,431	$0	$22,552,431
Hotels, Restaurants & Leisure	—	22,814,831	—	22,814,831
Media	—	28,489,418	190,081	28,679,499
Other Industries*	—	333,549,054	—	333,549,054
U.S. Corporate Bonds & Notes	—	16,725,977	—	16,725,977
Foreign Corporate Bonds & Notes	—	8,577,196		8,577,196
Common Stock:
Diversified Financial Services	—	152,945	—	152,945
Media	—	—	37,397	37,397
Preferred Securities	—	—	0	0
Membership Interest	—	—	48,685	48,685
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	6,871,965	—	—	6,871,965
Repurchase Agreements	—	605,000	—	605,000

Total	$6,871,965	$433,466,852	$276,163	$440,614,980

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2014 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Fund’s net assets as of March 31, 2014 is reported on a schedule following the Portfolio of Investments.

The investments by the Fund in loan interests (“Loans”) are valued in accordance with guidelines established by the Board. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value, and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Master Agreements: The Fund has entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Repurchase Agreements

As of March 31, 2014, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.10%	$125,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,945,000, a repurchase price of $128,945,143, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	09/30/2017	$43,024,000	$44,047,971
U.S. Treasury Notes	4.13	05/15/2015	83,784,000	88,803,499

As of March 31, 2014, the Fund held an undivided interest in a joint repurchase agreement with Barclay’s Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.11%	$165,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclay’s Capital, Inc., dated March 31, 2014, bearing interest at a rate of 0.06% per annum, with a principal amount of $150,220,000, a repurchase price of $150,220,250, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	11/30/2018	$155,330,000	$153,226,832

As of March 31, 2014, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.10%	$95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,139, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	06/30/2015	$99,512,200	$102,084,590

As of March 31, 2014, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.10%	$95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,111, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	04/30/2016	$98,176,000	$102,068,678

As of March 31, 2014, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	0.10%	$125,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,900,000, a repurchase price of $128,900,143, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	09/30/2018	$22,355,600	$22,148,587
U.S. Treasury Notes	2.13	08/31/2020	110,000,000	109,919,700

Note 4. Federal Income Taxes

As of March 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$439,633,447

Gross unrealized appreciation	$6,626,093
Gross unrealized depreciation	(5,644,560)

Net unrealized appreciation	$981,533

Note 5. Unfunded Loan Commitments

At March 31, 2014, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Power Buyer LLC	Delayed Draw	05/06/2020	$125,400	$125,087

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 29, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	May 29, 2014